Accounting policies - Schedule of Exchange Rates of Real for Functional Currencies of Subsidiaries (Detail)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United States dollar (U.S.$) [member]
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	5.197	4.031	3.875
British pound (GBP) [member]
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	7.101	5.325	4.962
Euro Member Countries, Euro
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	6.378	4.531	4.439